UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/29/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 277 Park Ave

         New York, NY  10172

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212 350-5197

Signature, Place, and Date of Signing:

     /s/ Danielle Danese     New York, NY     July 26, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $34,211 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADPT                        COM                 00651F108     2545   256000 SH       SOLE                   256000        0        0
AGR/A                       COM                 00845V100      750   100000 SH       SOLE                   100000        0        0
ANCC                        COM                 09410P106       68    46588 SH       SOLE                    46588        0        0
ANTC                        COM                 03664P105     1267   102200 SH       SOLE                   102200        0        0
AVID                        COM                 05367P100     1102    70166 SH       SOLE                    70166        0        0
BORL                        COM                 099849101     3978   255000 SH       SOLE                   255000        0        0
CDN                         COM                 127387108     2279   122304 SH       SOLE                   122304        0        0
CS                          COM                 126920107     1789    78278 SH       SOLE                    78278        0        0
CSCO                        COM                 17275R102     1456    80000 SH       SOLE                    80000        0        0
GEMS                        COM                 377899109      975   761500 SH       SOLE                   761500        0        0
ITRI                        COM                 465741106     3989   210264 SH       SOLE                   210264        0        0
LU                          COM                 549463107      186    30000 SH       SOLE                    30000        0        0
NETA                        COM                 640938106     2241   180000 SH       SOLE                   180000        0        0
NLI                         COM                 629407107     1567   130000 SH       SOLE                   130000        0        0
NMSS                        COM                 629248105      369    52700 SH       SOLE                    52700        0        0
NXTV                        COM                 65333U104      350    51900 SH       SOLE                    51900        0        0
PALM                        COM                 696642107      850   140000 SH       SOLE                   140000        0        0
QCS                         CALL                1269209G4        5     1000 SH  CALL SOLE                     1000        0        0
QCYQ                        CALL                17275R9G9        2     3000 SH  CALL SOLE                     3000        0        0
QQUD                        PUT                 74834T9T2        0      270 SH  PUT  SOLE                      270        0        0
QTYC                        CALL                9021249G3        1      500 SH  CALL SOLE                      500        0        0
QWE                         CALL                43799W9G1        2     1500 SH  CALL SOLE                     1500        0        0
RCN                         COM                 749361101     1021   186000 SH       SOLE                   186000        0        0
SFA                         COM                 808655104     3589    88392 SH       SOLE                    88392        0        0
T                           COM                 001957109     2200   100000 SH       SOLE                   100000        0        0
TSTN                        COM                 900423104      630    90000 SH       SOLE                    90000        0        0
YHOO                        COM                 984332106     1000    50000 SH       SOLE                    50000        0        0